Accounts Receivable - Components of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade receivables	$ 46,668	$ 40,121
Allowance for doubtful accounts	(4,138)	(4,878)
Total accounts receivable	$ 42,530	$ 35,243